SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 12b-25
NOTIFICATION OF LATE FILING

               Commission File No. 0000-28341

(Check One):( ) Form 10-K  ( ) Form 11-K   (X) Form 10-
QSB    ( ) Form N-SAR

      For Period Ended:  September 30, 2001

       ( ) Transition Report on Form 10-K
       ( ) Transition Report on Form 20-K
       ( ) Transition Report on Form 11-K
       ( ) Transition Report on Form 10-Q
       ( ) Transition Report on Form N-SAR
     For the Period Ended:

 Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

            -----------------

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
N/A

        PART I - REGISTRANT INFORMATION

Alph-Net Consulting Group, Ltd.
------------------------------------
Full Name of Registrant


A Nevada corporation      77-0426983
      (I.R.S. Employer Identification Number)


2102 N. Donner Ave., Tucson, Arizona 85749
--------------------------------------
Address of Principal Executive Office
(Street and Number)




      PART II - RULES 12b-25(b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

( ) (a) The reasons described in reasonable detail in part III of this form could not be eliminated without unreasonable effort or expense;

(X) (b) The subject quarterly report of on the Form 10-
QSB, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date;
and

( ) (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached is applicable.

        PART III - NARRATIVE

State below in reasonable detail the reasons why the Form 10-Q, N-SAR, or the transition report or portions thereof, could not be filed with the prescribed time period. (Attach Extra sheets if Needed)

The Registrant's quarterly report on Form 10-QSB could not be filed within the prescribed time period because the Company was unable to timely provide its independent accountant with complete documentation.
Because the Company had been unable to timely provide documents and assistance to its accountants, the Company's financial information for the time period covered by the Form 10-QSB report has not yet been completed.

        PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification:

Daniel Hodges          520             577-1716
-----------------    -------      -----------------
(Name)              (Area Code)   (Telephone Number)

(2) Have all other periodic reports required under
Section 13 or 15(d) of the Securities Exchange Act of
1934 or Section 30 of the Investment Company Act of
1940 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) been filed? If the answer is no, identify report(s).

                              Yes_X_          No ___

(3) It is anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                              Yes ___           No _X_

         If so, attach an explanation of the
anticipated change, both narratively and quantitavely, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                  ALPH-NET CONSULTING GROUP, LTD.
                  -------------------------------
         (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.



Date: November 15, 2001    By:  /s/ Daniel L. Hodges
                               --------------------
                                  Daniel L. Hodges